Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Diluted weighted average shares outstanding	17,250,000	14,758,333	16,635,616
Diluted net income per share	$ 0.05	$ 0.13	$ 0.23
Class B Common Stock
Diluted weighted average shares outstanding	4,312,500	4,312,500	4,312,500	3,750,000
Diluted net income per share	$ 0.05	$ 0.13	$ 0.24